John Hancock Short Duration Bond Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
John Hancock Short Duration Bond Fund Classes A C I and R6 [Member] | John Hancock Short Duration Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	5.20%	5.74%	(4.19%)	0.94%	3.89%